Item 1. Report to Shareholders

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund $11,914
Russell 2000 Growth Index $11,341
Lipper Small-Cap Growth Funds Index $14,547

                Russell 2000            Lipper Small-Cap              Small-Cap
                Growth Index          Growth Funds Index            Growth Fund

6/30/97                10000                       10000                  10000
12/97                  10734                       10685                  10710
12/98                  10866                       10788                  11094
12/99                  15548                       17387                  14167
12/00                  12061                       15952                  12992
12/01                  10948                       13883                  11718
12/02                   7635                       10048                   8495
12/03                  11341                       14547                  11914


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 12/31/03                       1 Year      5 Years        6/30/97
--------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund             40.24%        1.44%          2.73%
Russell 2000 Growth Index                     48.54         0.86           1.95
Lipper Small-Cap Growth Funds Index           44.77         6.16           5.93

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund returned 40.24% in 2003. The fund lagged its benchmarks, the Russell 2000 Growth Index and the Lipper Small-Cap Growth Funds Index, as shown in the Performance Comparison table on the preceding page, due to our aversion to the most speculative securities.

[Graphic Omitted]
Major Index Returns
--------------------------------------------------------------------------------
12-Month Return

S&P 500 Stock Index                    29%
S&P MidCap 400 Index                   36%
Russell 2000 Index                     47%
Nasdaq Composite Index                 50%

As you know, the fund seeks long-term growth of capital by investing at least 80% of its net assets in small-cap growth companies defined as those whose market capitalizations are within the range of or smaller than the bottom 100 companies in the S&P 500 Stock Index. We use a number of quantitative models designed by T. Rowe Price to identify key characteristics of small-cap growth stocks. Based on these models and fundamental company research, stocks are selected in a "top down" manner so that the portfolio as a whole reflects characteristics we consider important, such as valuations (price/earnings or price/book value ratios, for example) and projected earnings growth. The portfolio is very broadly diversified, and the top 25 holdings do not constitute a large portion of assets. This broad diversification should minimize the effects of individual security selection on fund performance.

The Major Index Returns chart shows how various domestic market indexes performed over the fund's fiscal year. As you can see, the Russell 2000 Index and the Nasdaq Composite Index, which is heavily weighted with technology stocks, produced very strong returns in 2003. Large-cap stocks, as measured by the S&P 500 Stock Index, were less robust.

The Top 5 Sectors table shows how our largest sector allocations have changed in 2003. As you can see, our exposure to information technology, health care, and consumer discretionary companies increased over the last year, while our allocations to industrials and business services and financials decreased.

The Best and Worst Contributors table shows the five best and worst contributors to the fund's performance in 2003. Our five largest contributors to fund performance were Digital Insight, Frontier Airlines, Nextel Partners, Engineered Support System, and Plantronics. Our five largest detractors were Centillium Communications, Too, Pinnacle, First Health Group, and Borland Software.

TOP 5 SECTORS
--------------------------------------------------------------------------------
                                          Percent of Net Assets
                                         12/31/02      12/31/03
--------------------------------------------------------------------------------
Information Technology                      25.6%         28.0%
Health Care                                 21.9          22.2
Consumer Discretionary                      17.7          18.3
Industrials and Business Services           13.9          13.6
Financials                                  10.5           7.7

For comparison purposes, we have restated the historical weightings to incorporate changes to the sector and industry classification system.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe


BEST AND WORST CONTRIBUTORS
--------------------------------------------------------------------------------
12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------
Digital Insight
Frontier Airlines
Nextel Partners, Class A*
Engineered Support System*
Plantronics

Worst Contributors
--------------------------------------------------------------------------------
Centillium Communications*
Too
Pinnacle*
First Health Group
Borland Software
--------------------------------------------------------------------------------

* Position added

Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

January 20, 2004

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                             Year
                            Ended
                         12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of period      $   8.20   $  11.31   $  12.54   $  14.11   $  11.05

Investment activities

  Net investment
  income (loss)             (0.09)*    (0.11)*    (0.13      (0.12)*    (0.11)*

  Net realized and
  unrealized gain (loss)     3.39      (3.00)     (1.10)     (1.05)      3.17

  Total from investment
  activities                 3.30      (3.11)     (1.23)     (1.17)      3.06

Distributions

  Net realized gain            --         --         --      (0.40)        --

NET ASSET VALUE

End of period            $  11.50    $  8.20   $  11.31   $  12.54   $  14.11
                         ----------------------------------------------------
Ratios/
Supplemental Data

Total return^               40.24%*  (27.50)%*   (9.81)%    (8.29)%*    27.69%*

Ratio of total expenses
to average net assets        1.25%*     1.25%*     1.35%      1.25%*     1.25%*

Ratio of net investment
income (loss) to average
net assets                 (1.03)%*   (1.10)%*   (1.15)%    (0.91)%*   (0.99)%*

Portfolio turnover rate      23.3%      43.8%      30.3%      66.0%      49.4%

Net assets, end of
period (in thousands)    $  75,300  $  50,379  $  72,171  $  85,101  $  74,804

  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

  * Excludes expenses in excess of a 1.25% contractual expense limitation in effect through 4/30/04.

  The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Portfolio of Investments ss.                        Shares/Par             Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
COMMON STOCKS   99.0%

CONSUMER DISCRETIONARY   18.3%

Auto Components   0.6%

Gentex                                                   9,000               397

                                                                             397

Hotels, Restaurants & Leisure   3.7%

Alliance Gaming *                                       13,000               321

CEC Entertainment *                                      9,700               460

International Speedway, Class A                          1,500                67

Mandalay Resort Group                                    3,500               157

PF Chang's China Bistro *                                9,200               468

Rare Hospitality International *                        13,200               323

Ruby Tuesday                                             9,000               256

Sonic *                                                  7,425               227

Station Casinos                                          8,500               260

The Cheesecake Factory *                                 6,000               264

                                                                           2,803

Household Durables   1.7%

D.  R. Horton                                            3,544               154

Harman International                                     3,000               222

La-Z Boy                                                 9,000               189

MDC Holdings                                             4,500               290

Standard Pacific                                         2,000                97

Toll Brothers *                                          8,000               318

                                                                           1,270

Internet & Catalog Retail   0.4%

Insight Enterprises *                                   16,475               310

                                                                             310

Leisure Equipment & Products   0.9%

JAKKS Pacific *                                          7,000                92

Marvel Enterprises *                                     3,000                87

SCP Pool *                                              15,787               516

                                                                             695

Media   3.3%

4Kids Entertainment *                                    1,500                39

Catalina Marketing *                                     4,000                81

Cox Radio, Class A *                                    10,000               252

Emmis Communications, Class A *                         12,000               325

Entercom Communications *                                2,500               132

Getty Images *                                           5,500               276

Insight Communications, Class A *                        7,500                77

Radio One, Class D (Non Voting Shares) *                20,000               386

Regent Communications *                                 14,500                92

Scholastic *                                            15,700               534

Spanish Broadcasting, Class A *                         15,600               164

Westwood One *                                           4,000               137

                                                                           2,495

Multiline Retail   0.5%

Dollar Tree Stores *                                     4,337               130

Family Dollar Stores                                     2,500                90

Fred's, Class A                                          5,500               171

                                                                             391

Specialty Retail   6.6%

AC Moore Arts & Crafts *                                17,500               337

AnnTaylor Stores *                                       6,450               251

Christopher & Banks                                     15,000               293

Cost Plus *                                             12,350               506

Gamestop, Class A *                                      5,500                85

Group One Automotive *                                   7,000               253

Hot Topic *                                             10,000               295

Michaels Stores                                          5,000               221

O'Reilly Automotive *                                   11,000               422

Pacific Sunwear *                                       11,012               233

PETsMART                                                16,000               381

Pier 1 Imports                                          12,000               262

Rent-A-Center *                                         11,250               336

Ross Stores                                             12,000               317

Sonic Automotive, Class A                                3,000                69

Talbots                                                  2,000                62

Too *                                                   13,000               219

Tweeter Home Entertainment Group *                      13,000               123

Ultimate Electronics *                                   3,000                23

Williams-Sonoma *                                        7,000               243

                                                                           4,931

Textiles, Apparel, & Luxury Goods   0.6%

Fossil *                                                 6,250               175

Timberland, Class A *                                    3,000               156

Vans *                                                  11,300               129

                                                                             460

Total Consumer Discretionary                                              13,752


CONSUMER STAPLES   1.7%

Beverages   0.2%

Boston Beer, Class A *                                   7,000               127

                                                                             127

Food & Staples Retailing   0.9%

Performance Food Group *                                 5,000               181

United Natural Foods *                                   8,000               287

Whole Foods Market *                                     3,700               249

                                                                             717

Food Products   0.6%

American Italian Pasta, Class A *                        1,000                42

Horizon Organic *                                        6,500               156

Peet's Coffee & Tea *                                    5,000                87

SunOpta *                                               17,500               161

                                                                             446

Total Consumer Staples                                                     1,290


ENERGY   6.2%

Energy Equipment & Services   4.0%

Atwood Oceanics *                                        2,500                80

Cal Dive International *                                15,000               362

Cooper Cameron *                                         1,300                61

Core Laboratories *                                      2,000                33

FMC Technologies *                                       5,000               116

Global Industries *                                     31,000               160

Grey Wolf *                                             95,500               357

Helmerich & Payne                                        6,000               168

Key Energy Services *                                    4,000                41

Lone Star Technologies *                                 6,000                96

Maverick Tube *                                         15,000               289

National Oilwell *                                       6,900               154

Oil States International *                              12,000               167

Patterson-UTI Energy *                                  11,500               378

Pride International *                                    2,000                37

Unit *                                                  15,000               353

Varco International *                                    9,000               186

                                                                           3,038

Oil & Gas   2.2%

Cabot Oil & Gas                                          8,000               235

Evergreen Resources *                                   11,000               358

Spinnaker Exploration *                                  8,000               258

Stone Energy *                                           8,000               340

Tom Brown *                                             14,000               451

                                                                           1,642

Total Energy                                                               4,680


FINANCIALS   7.7%

Capital Markets   2.1%

Affiliated Managers Group *                              6,000               418

Eaton Vance (Non Voting Shares)                          6,000               220

Investment Technology Group *                            8,450               137

Investor's Financial Services                           11,700               449

Legg Mason                                               1,832               141

Waddell & Reed Financial, Class A                       10,150               238

                                                                           1,603

Commercial Banks   2.3%

Boston Private Financial                                13,500               335

Community First Bankshares                               6,500               188

East West Bancorp                                        4,500               242

Silicon Valley Bancshares *                              5,400               195

Southwest Bancorp                                        7,000               272

UCBH Holdings                                           12,300               479

                                                                           1,711

Consumer Finance   0.1%

First Marblehead *                                       3,600                79

Insurance   2.1%

Brown and Brown                                          5,600               183

MaxRe Capital                                           13,000               292

Renaissance Re Holdings                                  8,000               392

StanCorp Financial Group                                 4,000               252

Triad Guaranty *                                         9,500               478

                                                                           1,597

Real Estate   0.3%

Redwood Trust, REIT                                      3,500               178

                                                                             178

Thrifts & Mortgage Finance   0.8%

Doral Financial                                          5,625               181

IndyMac Mortgage Holdings                               10,000               298

PMI Group                                                4,000               149

                                                                             628

Total Financials                                                           5,796


HEALTH CARE   22.2%

Biotechnology   4.7%

Abgenix *                                               11,000               137

Albany Molecular Research *                             13,000               195

Alkermes *                                               8,400               113

Celgene *                                                6,000               270

Cephalon *                                               4,359               211

Charles River Laboratories International *              13,000               446

Digene *                                                 5,700               229

Gilead Sciences *                                        3,000               174

Human Genome Sciences *                                 10,000               133

ICOS *                                                   7,000               289

IDEXX Laboratories *                                     2,500               116

Martek Biosciences *                                     6,000               390

Neurocrine Biosciences *                                 7,000               382

Protein Design Labs *                                    6,500               116

Techne *                                                 8,000               302

Vertex Pharmaceuticals *                                 3,302                34

                                                                           3,537

Health Care Equipment & Supplies   4.9%

Advanced Neuromodulation Systems *                       3,500               161

Apogent Technologies *                                   8,500               196

Conceptus *                                              5,000                53

Cyberonics *                                             2,000                64

Cytyc *                                                  9,000               124

Dentsply International                                   6,000               271

ICU Medical *                                           10,500               360

INAMED *                                                 9,750               469

Invitrogen *                                             6,100               427

Mentor                                                   3,000                72

Respironics *                                            9,500               428

STAAR *                                                 20,000               225

Steris *                                                23,000               520

Thoratec *                                              25,000               325

                                                                           3,695

Health Care Providers & Services   9.2%

Accredo Health *                                        16,300               515

Advance PCS *                                            4,500               237

Advisory Board *                                         8,000               279

AMN Healthcare Services *                                6,392               110

AmSurg *                                                 5,000               189

Caremark RX *                                            8,000               203

Community Health System *                                6,000               160

Computer Programs and Systems                           29,200               588

Coventry Health Care *                                   8,000               516

Davita *                                                 9,100               355

First Health Group *                                    16,000               311

Henry Schein *                                           1,500               101

Hooper Holmes                                            2,000                12

LifePoint Hospitals *                                   13,000               383

Manor Care                                               6,500               225

Odyssey Healthcare *                                     5,000               146

Omnicare                                                13,500               545

Patterson Dental *                                       6,500               417

Pharmaceutical Product Dev *                            10,200               275

Priority Healthcare, Class B *                          12,000               289

Renal Care Group *                                       4,000               165

Triad Hospitals *                                        4,000               133

United Surgical Partners International *                14,000               469

WellChoice *                                             8,000               276

                                                                           6,899

Pharmaceuticals   3.4%

Andrx *                                                  4,000                96

Bradley Pharmaceuticals, Class A *                       3,000                76

Eon Labs *                                               8,000               408

K-V Pharmaceutical, Class A *                           12,375               316

Medicis Pharmaceutical, Class A                          7,500               535

Noven Pharmaceuticals *                                 21,000               319

Pharmaceutical Resources *                               2,500               163

Sicor *                                                 10,000               272

Taro Pharmaceutical, Class A *                           6,000               387

                                                                           2,572

Total Health Care                                                         16,703


INDUSTRIALS & BUSINESS SERVICES   13.6%

Aerospace & Defense   1.9%

Engineered Support System                               10,000               551

Herley Industries *                                      8,500               176

Mercury Computer Systems *                              17,000               423

MTC Technologies *                                       9,000               290

                                                                           1,440

Air Freight & Logistics   1.2%

Expeditors International of Washington                   1,500                56

Forward Air *                                           13,000               358

UTi Worldwide                                           12,500               474

                                                                             888

Airlines   1.7%

Atlantic Coast Airlines *                               14,000               138

ExpressJet Holdings *                                    9,000               135

Frontier Airlines *                                     37,000               528

SkyWest                                                 24,000               435

                                                                           1,236

Building Products   0.2%

Simpson Manufacturing *                                  3,000               152

                                                                             152

Commercial Services & Supplies   6.5%

Bright Horizons Family Solutions *                       8,900               374

Career Education *                                      10,500               421

ChoicePoint *                                           11,266               429

Corinthian Colleges *                                    7,000               389

Corporate Executive Board *                             14,000               653

Devry *                                                 15,000               377

Education Management *                                  18,000               559

Exult *                                                 41,000               292

ITT Educational Services *                               5,600               263

Stericycle *                                             6,000               280

University of Phoenix Online *                           7,666               529

Valassis Communications *                                3,000                88

Waste Connections *                                      7,000               264

                                                                           4,918

Construction & Engineering   0.3%

Insituform Technologies, Class A *                      13,500               223

                                                                             223

Machinery   1.0%

Dionex *                                                 7,400               341

Oshkosh Truck                                            8,000               408

                                                                             749

Road & Rail   0.7%

Covenant Transport, Class A *                            8,000               152

Dollar Thrifty Auto Group *                             10,000               259

Swift Transportation *                                   5,800               122

                                                                             533

Trading Companies & Distributors   0.1%

Hughes Supply                                            2,000                99

                                                                              99

Total Industrials & Business Services                                     10,238

INFORMATION TECHNOLOGY   28.0%

Communications Equipment   3.8%

Advanced Fibre Communications *                         14,000               282

Anaren *                                                 9,500               134

Avocent *                                                8,075               295

Centillium Communications *                             60,000               338

F5 Networks *                                            4,000               101

Inter-Tel                                               15,500               387

Packeteer *                                             17,000               289

Plantronics *                                           17,500               571

Polycom *                                               15,942               311

Powerwave Technologies *                                14,000               107

REMEC *                                                 10,000                84

                                                                           2,899

Computer & Peripherals   2.0%

Avid Technology *                                        7,000               336

Maxtor *                                                30,000               333

Pinnacle *                                              32,000               273

Sandisk *                                                7,000               428

SBS Technologies *                                       8,000               118

                                                                           1,488

Electronic Equipment & Instruments   3.5%

Aeroflex *                                              45,000               526

Coherent *                                               5,700               136

FLIR Systems *                                          11,000               401

KEMET *                                                  7,700               105

Mettler-Toledo International *                           3,000               127

National Instruments                                     5,550               252

Newport *                                                3,000                50

Plexus *                                                20,500               352

Technitrol *                                            11,000               228

Varian *                                                11,000               459

                                                                           2,636

Internet Software & Services   1.7%

CNET Networks *                                         13,000                89

Digital Insight *                                       21,500               535

Earthlink *                                             17,000               170

MatrixOne *                                             15,000                92

Netegrity *                                             12,000               124

Websense *                                               8,000               234

                                                                           1,244

IT Services   3.5%

Affiliated Computer Services, Class A *                  3,000               163

CACl International, Class A *                            7,000               340

Cognizant Technology Solutions, Class A *                4,000               183

Forrester Research *                                    17,500               313

Global Payments                                          5,800               273

InterCept Group *                                        7,000                79

Iron Mountain *                                         15,000               593

SkillSoft ADR *                                          8,000                69

SRA International, Class A *                            11,000               474

Titan *                                                  7,500               164

                                                                           2,651

Office Electronics   0.9%

Zebra Technologies, Class A *                            9,750               647

                                                                             647

Semiconductor & Semiconductor Equipment   7.1%

AMIS Holdings *                                          5,000                91

ATMI *                                                   9,000               208

August Technology *                                      7,000               130

Cabot Microelectronics *                                 3,121               153

Cognex                                                   8,300               234

Cohu                                                     8,000               153

Cymer *                                                  9,500               439

Entegris *                                              20,000               257

Exar *                                                  14,000               239

Integrated Circuit Systems *                            11,000               313

Integrated Silicon Solution *                           16,200               254

Intersil Holding, Class A                               18,300               455

Kopin *                                                 11,000                74

Lattice Semiconductor *                                 14,500               140

Micrel *                                                 9,800               153

Microchip Technology                                     1,762                59

Omnivision Technologies *                                5,500               304

Pericom Semiconductor *                                 12,500               133

Rudolph Technologies *                                   4,200               103

Semtech *                                               13,000               296

Silicon Storage Technology *                            15,300               168

Skyworks Solutions *                                    10,000                87

Tessera Technologies *                                  11,000               207

TriQuint Semiconductor *                                14,987               106

Varian Semiconductor Equipment *                        10,000               437

Zoran *                                                 10,498               183

                                                                           5,376

Software   5.5%

Activision *                                            13,500               246

Actuate *                                               26,700                83

Barra                                                    7,950               282

Borland Software *                                      23,000               224

Concord Communications *                                 7,000               140

EPIQ Systems *                                           5,000                86

FactSet Research Systems                                 8,000               306

Fair, Isaac and Company                                  9,504               467

Hyperion Solutions *                                    11,000               331

Informatica *                                           12,200               126

Jack Henry & Associates                                 10,000               206

Macromedia *                                             3,000                53

Macrovision *                                           25,000               565

Mercury Interactive *                                    1,000                49

Network Associates *                                     7,200               108

Radiant Systems *                                       10,750                90

Red Hat *                                               10,000               188

SERENA Software *                                       20,000               367

Symantec *                                               7,000               242

                                                                           4,159

Total Information Technology                                              21,100

MATERIALS   0.4%

Chemicals   0.4%

Symyx Technologies *                                    13,900               286

Total Materials                                                              286


TELECOMMUNICATION SERVICES   0.9%

Wireless Telecommunication Services   0.9%

Nextel Partners, Class A *                              45,000               605

NII Holdings, Class B *                                  1,000                75

Total Telecommunication Services                                             680

Total Common Stocks (Cost  $57,121)                                       74,525

SHORT-TERM INVESTMENTS   1.4%

Money Market Fund   1.4%

T. Rowe Price Reserve Investment Fund, 1.13% #       1,039,235             1,039

Total Short-Term Investments (Cost  $1,039)                                1,039

Total Investments in Securities

100.4% of Net Assets (Cost $58,160)                                      $75,564
                                                                         -------

   ss.    Denominated in U.S. dollars unless otherwise noted

     #    Seven-day yield

     *    Non-income producing

   ADR    American Depository Receipts

  REIT    Real Estate Investment Trust

  The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($000s)

Assets

Investments in securities, at value (cost $58,160)         $             75,564

Other assets                                                                270

Total assets                                                             75,834

Liabilities

Total liabilities                                                           534

NET ASSETS                                                 $             75,300
                                                                    ------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $            (17,466)

Net unrealized gain (loss)                                               17,404

Paid-in-capital applicable to 6,547,642 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                          75,362

NET ASSETS                                                 $             75,300
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.50
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)

Dividend Income                                            $                131

Expenses

    Investment management                                                   402

    Shareholder servicing                                                   254

    Custody and accounting                                                  114

    Registration                                                             63

    Prospectus and shareholder reports                                       20

    Legal and audit                                                          14

    Directors                                                                 5

    Miscellaneous                                                             5

    Reductions/repayments pursuant to expense limitation

    Management fees (waived) repaid                                        (126)

    Total expenses                                                          751

Net investment income (loss)                                               (620)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                   (1,789)

Change in net unrealized gain (loss) on securities                       22,924

Net realized and unrealized gain (loss)                                  21,135

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             20,515
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($000s)                                                 Year
                                                       Ended
                                                    12/31/03            12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                 $       (620)       $       (650)

  Net realized gain (loss)                           (1,789)             (8,841)

  Change in net unrealized gain (loss)               22,924             (10,253)

  Increase (decrease) in net
  assets from operations                             20,515             (19,744)

Capital share transactions *

  Shares sold                                        13,804               9,590

  Shares redeemed                                    (9,408)            (11,641)

  Redemption fees received                               10                   3

  Increase (decrease) in net
  assets from capital
  share transactions                                  4,406              (2,048)

Net Assets

Increase (decrease) during period                    24,921             (21,792)

Beginning of period                                  50,379              72,171

End of period                                  $     75,300      $       50,379
                                               ---------------------------------

*Share information

    Shares sold                                       1,381                 988

    Shares redeemed                                    (976)             (1,225)

    Increase (decrease) in shares
    outstanding                                         405                (237)


  The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on June 30, 1997. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $1,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 1.0% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions,Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $17,089,000 and $13,922,000, respectively, for the year ended December 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended December 31, 2003. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
        Unrealized appreciation                           $    22,659,000
        Unrealized depreciation                                (5,255,000)
        Net unrealized appreciation (depreciation)             17,404,000
        Capital loss carryforwards                            (17,466,000)
        Paid-in capital                                        75,362,000
        Net assets                                        $    75,300,000
                                                          ----------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $5,653,000 of capital loss carryforwards that expire in 2009, $9,435,000 that expire in 2010, and $2,378,000 that expire in 2011.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
        Undistributed net investment income               $       620,000
        Paid-in capital                                          (620,000)


At December 31, 2003, the cost of investments for federal income tax purposes was $58,160,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $39,000.

The fund is also subject to a contractual expense limitation through April 30, 2004. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.25%. Through April 30, 2006 , the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At December 31, 2003, management fees waived remain subject to repayment by the fund in the amount of $251,000 through April 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $238,000 for the year ended December 31, 2003, of which $26,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $7,000.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Diversified Small-Cap Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


Independent Directors

Name
(Date of Birth)          Principal Occupation(s) During Past 5 Years
Year Elected*            and Directorships of Other Public Companies

Anthony W. Deering       Director, Chairman of the Board, President, and Chief
(1/28/45)                Executive Officer, The Rouse Company, real estate
2001                     developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.      Principal, EuroCapital Advisors, LLC, an acquisition
(1/27/43)                and management advisory firm
1997

David K. Fagin           Director, Golden Star Resources Ltd., Canyon Resources
(4/9/38)                 Corp. (5/00 to present), and Pacific Rim Mining Corp.
1997                     (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn            Managing Director and President, Global Private Client
(9/21/43)                Services, Marsh Inc.; Managing Director and Head of
2003                     International Private Banking, Bankers Trust; Director,
                         Eli Lilly and Company

F. Pierce Linaweaver     President, F. Pierce Linaweaver & Associates, Inc.,
(8/22/34)                consulting environmental and civil engineers
2001

John G. Schreiber        Owner/President, Centaur Capital Partners, Inc., a real
(10/21/46)               estate investment company; Senior Advisor and Partner,
2001                     Blackstone Real Estate Advisors, L.P.; Director, AMLI
                         Residential Properties Trust, Host Marriott Corp., and
                         The Rouse Company

Hubert D. Vos**          Owner/President, Stonington Capital Corp., a private
(8/2/33)                 investment company
1997

Paul M. Wythes**         Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                capital limited partnership, providing equity capital
1997                     to young high-technology companies throughout the
                         United States; Director, Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

** Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

(Date of Birth)
Year Elected*
[Number of T. Rowe
Price Portfolios         Principal Occupation(s) During Past 5 Years and
Overseen]                Directorships of Other Public Companies

John H. Laporte, CFA     Director and Vice President, T. Rowe Price Group, Inc.;
(7/26/45)                Vice President, T. Rowe Price; Vice President,
1997                     Diversified Small-Cap Growth Fund
[15]

James S. Riepe           Director and Vice President, T. Rowe Price; Vice
(6/25/43)                Chairman of the Board, Director, and Vice President,
1997                     T. Rowe Price Group, Inc.; Chairman of the Board
[107]                    and Director, T. Rowe Price Global Asset Management
                         Limited, T. Rowe Price Global Investment Services
                         Limited, T. Rowe Price Investment Services, Inc.,
                         T. Rowe Price Retirement Plan Services, Inc., and T.
                         Rowe Price Services, Inc.; Chairman of the Board,
                         Director, President, and Trust Officer, T. Rowe Price
                         Trust Company; Director, T. Rowe Price International,
                         Inc.; Chairman of the Board, Diversified Small-Cap
                         Growth Fund

M. David Testa, CFA, CIC Chief Investment Officer, Director, and Vice President,
(4/22/44)                T. Rowe Price; Vice Chairman of the Board, Chief
1997                     Investment Officer, Director, and Vice President,
[107]                    T. Rowe Price Group, Inc.; Chairman of the Board and
                         Director, T. Rowe Price International, Inc.; Director,
                         T. Rowe Price Global Asset Management Limited and
                         T. Rowe Price Global Investment Services Limited;
                         Director and Vice President, T. Rowe Price Trust
                         Company; Vice President, Diversified Small-Cap
                         Growth Fund

* Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)


E. Frederick Bair, CFA, CPA (12/11/69)  Vice President, T. Rowe Price and
Vice President, Diversified             T. Rowe Price Trust Company
Small-Cap Growth Fund

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Diversified             Price Group, Inc., and T. Rowe Price
Small-Cap Growth Fund                   Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Diversified                  Price Group, Inc., and T. Rowe Price
Small-Cap Growth Fund                   Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report


Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Diversified             Price Group, Inc., T. Rowe Price
Small-Cap Growth Fund                   International, Inc., and T. Rowe Price
                                        Trust Company

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Diversified             Price Group, Inc., T. Rowe Price
Small-Cap Growth Fund                   Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement Plan
                                        Services, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Diversified                  and T. Rowe Price Investment Services,
Small-Cap Growth Fund                   Inc.

Sudhir Nanda, PhD, CFA (12/7/59)        Vice President, T. Rowe Price and
Vice President, Diversified             T. Rowe Price Group, Inc.
Small-Cap Growth Fund

Philip A. Nestico (8/3/76)              Assistant Vice President, T. Rowe Price
Vice President, Diversified
Small-Cap Growth Fund

Donald J. Peters (7/3/59)               Vice President, T. Rowe Price and
Vice President, Diversified             T. Rowe Price Group, Inc.
Small-Cap Growth Fund

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Diversified
Small-Cap Growth Fund

Richard T. Whitney, CFA (5/7/58)        Vice President, T. Rowe Price, T. Rowe
Executive Vice President, Diversified   Price Group, Inc., T. Rowe Price Trust
Small-Cap Growth Fund                   Company, and T. Rowe Price
                                        International, Inc.

Paul W. Wojcik, CFA (11/28/70)          Vice President, T. Rowe Price and
President, Diversified                  T. Rowe Price Group, Inc.
Small-Cap Growth Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $7,968                $8,593
     Audit-Related Fees                         452                    --
     Tax Fees                                 2,069                 2,080
     All Other Fees                             124                   131

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004